August 27, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Nationwide Variable Account - II
Nationwide Life Insurance Company
Post-Effective Amendment No. 1 (File No. 333-164886)
CIK Number:  0000356514

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (“Nationwide") and its Variable
Account-II (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"):

1.	One complete copy of Post-Effective Amendment No. 2 to the Variable Account’s Registration Statement (the " Post-Effective Amendment"); and

2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

This filing is one of a series of product filings (all offered through Nationwide Variable Account-II (1940 Act No. 811-03330)) that will remove the 5% Lifetime Income Option and corresponding Spousal Continuation Benefit as Nationwide's New York spousal solution, and replace it with the 7% Lifetime Income Option and its correspondng Spousal Continuation Benefit ("L.Inc 7").  A summary of the series of filings is set forth in the following table:

Product Name	1933 Act File No.	Post-Effective Am. No.	Does the product already offer L.Inc 7?
Schwab Income Choice	333-147273	6	Yes
Destination All American Gold	333-103094	27	Yes
Destination L	333-151990	3	No
Destination B	333-160635	2	No
Destination EV	333-164886	1	No

The United States Securities
     and Exchange Commission
August 27, 2010

_______________________

The purpose of this Post-Effective Amendment is to: 1) add the 7% Lifetime Income Option and corresponding Spousal Continuation Benefit for contracts issued in the State of New York (which were reviewed by the Staff and declared effective on May 9, 2008 (333-140621)); 3) change the Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option for contracts issued in the State of New York; 4) change the determining life minimum age associated with the 10% Lifetime Income Option for contracts issued in the State of New York.

This product has never been sold and we are replacing the 5% Lifetime Income Option and corresponding Spousal Continuation Benefit with the 7% Lifetime Income Option and corresponding Spousal Continuation Benefit.

The Financial Statements and Independent Auditors' Consent will be filed by subsequent Post-Effective Amendment. Any other changes are either non-material, or material with the intent of providing clearer disclosure in a consistent format, and are intended to improve overall disclosure.  Changes since Pre-Effective Amendment No. 1 are noted in the "electronic redlined" copies.

This Post -Effective Amendment shall be effective on November 1, 2010 pursuant to Rule 485(a) under the 1933 Act.  Nationwide has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act.  The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-8683 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

Keith W. Hinze
Assistant General Counsel